Basis of Presentation	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Note 3 – Basis of presentation

Based on the terms of the APA, the former RMS members had voting control of the combined company as of the closing of the Merger. RMS is deemed to be the acquiring company for accounting purposes and the transaction is accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with U.S. GAAP. The assets acquired and the liabilities assumed of RMS included as part of the purchase transaction are recorded at historical cost. Accordingly, the assets and liabilities of H-CYTE are recorded as of the Merger closing date at their estimated fair values.

The accompanying interim consolidated financial statements have been prepared based upon U.S. Securities and Exchange Commission rules that permit reduced disclosure for interim periods. Therefore, they do not include all information and footnote disclosures necessary for a complete presentation of the Company’s financial position, results of operations and cash flows, in conformity with generally accepted accounting principles. The Company filed audited consolidated financial statements as of and for the fiscal years ended December 31, 2019 and December 31, 2018 which included all information and notes necessary for such complete presentation in conjunction with its 2019 Annual Report on Form 10-K.

The results of operations for the interim period ended March 31, 2020 are not necessarily indicative of the results to be expected for any future period or the entire fiscal year. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2019, which are contained in the Company’s 2019 Annual Report on Form 10-K. For further discussion of the Company’s significant accounting policies, refer to Note 3 – “Basis Of Presentation And Summary of Significant Accounting Policies” to the consolidated financial statements and “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Critical Accounting Policies and Estimates” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019.

Certain reclassifications have been made to amounts previously reported and some disclosures for prior periods have been added to conform with the current period presentation.